Schedule of Deferred Tax Assets and Liabilities (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Net operating loss carryforward	$ 9,261,034	$ 8,327,426	$ 6,472,383
Option compensation	1,762,403	1,630,140	1,333,021
Property, plant and equipment	530,480	423,904	307,376
Exploration costs	557,454	570,719	632,947
Reclamation and remediation costs	235,318	235,318	200,318
Gross deferred income tax assets	12,346,689	11,187,507	8,946,045
Less: valuation allowance	(1,271,084)	(726,050)	(691,050)
Net deferred income tax assets	11,075,605	10,461,457	8,254,995
Unrealized gains on investments	(8,414)	(10,961)	(13,556)
Acquisition related liabilities	(11,067,191)	(11,067,191)	(11,067,191)
Net deferred income tax liabilities	$ 0	$ (616,695)	$ 2,825,752